As filed with the Securities and Exchange Commission on May 16, 2005

Securities Act Registration No. 333-112722
Investment Company Act Registration No. 811-21508

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 4	☑

EQUIPOINTE FUNDS
(Exact Name of Registrant as Specified in Charter)

8700 E. Northsight Boulevard
Suite 150
Scottsdale, Arizona	85260
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code: (480) 948-1146

Mark A. Seleznov
8700 E. Northsight Boulevard
Suite 150
Scottsdale, Arizona 85260
(Name and Address of Agent for Service)

Copies to:

Gregory J. Nowak
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
(215) 981-4000

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

This amendment consists of the following:

(1)	Facing sheet of the Registration Statement.
(2)	Supplement to the Prospectus and Statement of Additional Information for each of the Equipointe Funds.
(3)	Part C of the Registration Statement (including signature page).

The Prospectus and Statement of Additional Information are incorporated by reference herein to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-112722) filed on November 12, 2004, as supplemented from time to time.

This amendment is being filed to supplement information contained in Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement and in order to file the following as exhibits to the Registrant’s Registration Statement:

Exhibit No.	Exhibit

Exhibit No. 23(a)(i)	Amended and Restated Certificate of Trust
Exhibit No. 23(g)	Custody Agreement
Exhibit No. 23(h)(3)	Brokerage Agreement
Exhibit No. 23(q)	Power of Attorney

 EQUIPOINTE FUNDS

Equipointe Growth and Income Fund

Investor Class Shares

Institutional Class Shares

Equipointe Action Fund

Investor Class Shares

Supplement Dated May 16, 2005 to the Registration Statement dated November 12, 2004

The following information updates and supersedes any contrary information contained in the Prospectus and Statement of Additional Information of Equipointe Growth and Income Fund and Equipointe Action Fund (collectively, the “Funds”).

References in the Funds’ prospectus and Statement of Additional Information to UMB Bank, n.a., in its capacity as custodian for the Funds, are replaced with Penson Financial Services, Inc.

Notwithstanding the foregoing, the paragraph under the heading “By Wire: Wire to” in the Funds’ prospectus will remain as it currently appears, which is as follows:

UMB Bank, n.a.
ABA Number 101000695

The paragraph under the heading “Additional Information: Custodian” in the Funds’ prospectus is deleted in its entirely and replaced with the following:

Penson Financial Services, Inc.
1700 Pacific Avenue, Suite 1400
Dallas, Texas 75201

The paragraph under the heading “Custodian” in the Funds’ SAI is deleted in its entirety and replaced with the following:

As custodian of the Funds’ assets, Penson Financial Services, Inc., 1700 Pacific Avenue, Suite 1400, Dallas, Texas 75201, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust.

References in the Funds’ prospectus and Statement of Additional Information to Godfrey & Kahn, S.C. are replaced with Pepper Hamilton LLP.

The paragraph under the heading “Additional Information: Legal Counsel” in the Funds’ prospectus is deleted in its entirety and replaced with the following:

Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, Pennsylvania 19103

PART C

OTHER INFORMATION

Item 23.

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a)	(i) Amended and Restated Certificate of Trust		X

	(ii) Registrant’s Declaration of Trust	Form N-1A filed February 11, 2004

	(iii) Amendment to the Declaration of Trust (relating to name change of Trend Trader Sedona Fund to Trend Trader Action Fund)	Form N-1A filed August 18, 2004

(b)	Registrant’s By-Laws	Form N-1A filed February 11, 2004

(c)	Instruments Defining Rights of Security Holders - Incorporated by Reference to the Declaration of Trust and By-Laws	N/A

(d.1)	Form of Investment Advisory Agreement	Form N-1A filed July 21, 2004

(d.2)	Form of Expense Cap/Reimbursement Agreement - Growth and Income Fund	Form N-1A filed July 21, 2004

(d.3)	Form of Expense Cap/Reimbursement Agreement - Action Fund	Form N-1A filed August 18, 2004

(e)	Form of Distribution Agreement	Form N-1A filed July 21, 2004

(f)	Bonus or Profit Sharing Contracts - Not Applicable	N/A

(g)	Custody Agreement dated March 31, 2005 between the Registrant and Penson Financial Services, Inc.		X

(h.1)	Form of Transfer Agency Agreement	Form N-1A filed July 21, 2004

(h.2)	Form of Administration and Fund Accounting Agreement	Form N-1A filed July 21, 2004

(h.3)	Brokerage Agreement dated January 21, 2005 between the Registrant and Trend Trader, LLC		X

(i.1)	Opinion and Consent of Godfrey & Kahn, S.C.	Form N-1A filed August 18, 2004

(i.2)	Consent of Godfrey & Kahn, S.C. relating to Exhibit (i.1)	Form N-1A filed November 12, 2004

(j)	Consent of BKD, LLP	Form N-1A filed November 12, 2004

(k)	Omitted Financial Statements - Not Applicable	N/A

(l)	Initial Subscription Agreement	Form N-1A filed July 21, 2004

(m)	Rule 12b-1 Distribution Plan	Form N-1A filed July 21, 2004

(n)	Rule 18f-3 Multiple Class Plan	Form N-1A filed July 21, 2004

(o)	Reserved

(p)	Form of Code of Ethics of Trend Trader, LLC and Trend Trader Funds	Form N-1A filed July 21, 2004

(q)	Power of Attorney		X

Item 24.
Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 25.
Indemnification

Section 10.2 of Registrant’s Declaration of Trust provides as follows:

(a)
Subject to the exceptions and limitations contained in Subsection 10.2(b):

(i)
“Covered Person” means any person who is or was a Trustee or officer of the Trust and any person who is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise.  “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  “Expenses” includes without limitation attorneys’ fees and any expenses of establishing a right to indemnification under this Article.

(ii)
The Trust shall indemnify any Covered Person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that the Covered Person is or was an agent of the Trust against liability, judgments, fines, settlements, costs and expenses, and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that the Covered Person acted in good faith and reasonably believed:  (a) in the case of conduct in his official capacity as an agent of the Trust, that the Covered Person’s conduct was in the Trust’s best interests and (b) in all other cases, that the Covered Person’s conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that the Covered Person had no reasonable cause to believe his conduct was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the Covered Person did not meet the requisite standard of conduct set forth in this Subsection.  The termination of any proceeding by conviction, or a plea of nolo contendere or its  equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Subsection.

(iii)
The Trust shall indemnify any Covered Person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust by reason of the fact that the Covered Person is or was an agent of the Trust against expenses actually and reasonably incurred by the Covered Person in connection with the defense or settlement of that action if the Covered Person acted in good faith, in a manner he believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(iv)
To the extent that a Covered Person has been successful, on the merits or otherwise, in the defense of any proceeding referred to in Subsections (ii) or (iii) before the court or other body before whom the proceeding was brought, the Covered Person shall be indemnified against expenses actually and reasonably incurred by the Covered Person in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the Covered Person was not liable by reason of the disabling conduct referred to in Subsection (b) below.

(b)
No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)
in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

The Trust intends to purchase and maintain insurance which will insure Trustees and officers of the Trust against any liability asserted against or incurred by the Trustee or officer in such capacity or arising out of the Trustee’s or officer’s status as such to the fullest extent permitted by law.

Item 26.
Business and Other Connections of Investment Adviser

The information contained under (i) “Fund Management” in the Prospectus, (ii) “Trustees and Officers” and “Investment Adviser” in the Statement of Additional Information, and (iii) Part I of Trend Trader, LLC’s Form ADV as filed with the Securities and Exchange Commission is hereby incorporated by reference.

Item 27.
Principal Underwriters

(a)
Trend Trader, LLC, the Registrant’s principal underwriter, does not act as principal underwriter or investment adviser for any other investment companies.

(b)
To the best of Registrant’s knowledge, the directors and executive officers of Trend Traders, LLC are as follows:

Name and Principal Business Address	Position and Offices with Trend Trader, LLC	Positions and Offices with Registrant

Mark A. Seleznov	Managing Partner and Chief Investment Officer	Chairman, Chief Executive Officer and President

Alex B. Seleznov	Director of Money Management Operations and Chief Financial Officer	Treasurer

Wendy Seleznov	Partner	Secretary

The address of each of the foregoing is 8700 E. Northsight Blvd., Suite 150, Scottsdale, Arizona, 85260.

(c)
None.

Item 28.
Location of Accounts and Records

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Trend Trader, LLC, Registrant’s investment adviser, at Registrant’s corporate offices, except records held and maintained by Penson Financial Services, Inc., 1700 Pacific Avenue, Suite 1400, Dallas, Texas 75201-7322 and UMB Fund Services, Inc., 803 W. Michigan Street, Milwaukee, Wisconsin 53233-2301, relating to the former’s function as custodian and the latter’s function as transfer agent, administrator and fund accountant.

Item 29.
Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.
Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Scottsdale and State of Arizona on the 16th day of May, 2005.

EQUIPOINTE FUNDS (Registrant)

By:	/s/ Mark A. Seleznov
Mark A. Seleznov Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Mark A. Seleznov Mark A. Seleznov	Trustee, Chairman, Chief Executive Officer and President (principal executive officer)	May 16, 2005

/s/ Alex B. Seleznov Alex B. Seleznov	Treasurer (principal financial officer)	May 16, 2005

/s/ William A. Faust William A. Faust*	Trustee	May 16, 2005

/s/ Leo Herber Leo Herber*	Trustee	May 16, 2005

/s/ Richard S. Tully Richard S. Tully*	Trustee	May 16, 2005

/s/ Everett F. Ware, Jr. Everett F. Ware, Jr.*	Trustee	May 16, 2005

*By: /s/ Mark A. Seleznov

Mark A. Seleznov
Attorney in fact pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Exhibit

(a)(i)	Amended and Restated Certificate of Trust
(g)	Custody Agreement
(h)(3)	Brokerage Agreement
(q)	Power of Attorney